Business Combination - Non-controlling interest (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 21,307	R$ 45,002
Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 1,160
Proportion of ownership interests held by non-controlling interests	20.00%
Ambipar Response Industrial Services S.A.
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 1,833
Proportion of ownership interests held by non-controlling interests	49.00%
Ambipar Response Environmental Consulting Offshore S.A.
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 892
Proportion of ownership interests held by non-controlling interests	40.00%
Solução Ambiental Engenharia, Participações e Negócios Ltda. [Member]
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 30
Proportion of ownership interests held by non-controlling interests	49.00%
Reconditec Sistemas e Participações Ltda [Member]
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 7,835
Proportion of ownership interests held by non-controlling interests	49.00%
RMC2 Soluções Ambientais Ltda
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 1,903
Proportion of ownership interests held by non-controlling interests	75.00%
Zenith Maritima Eireli [Member]
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 825
Proportion of ownership interests held by non-controlling interests	40.00%
Unidroid Robotica do Brasi Ltda [Member]
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 922
Proportion of ownership interests held by non-controlling interests	49.00%
Smr Socorro Médico E Resgate Ltda
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 3,506
Proportion of ownership interests held by non-controlling interests	30.00%
Ssmr Saude Ocupacional Ltda. Epp [Member]
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 2,190
Proportion of ownership interests held by non-controlling interests	30.00%
Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Disclosure of detailed information about business combination [line items]
Attributable to the non-controlling Shareholders of the Group	R$ 211
Proportion of ownership interests held by non-controlling interests	30.00%